SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.    SUBSEQUENT EVENTS

In April 2025, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with JD Sunflower Investment Limited, a British Virgin Islands company (“Parent”) and JD Sunflower Merger Sub Limited, a Cayman Islands company and a wholly owned subsidiary of Parent (“Merger Sub”). Pursuant to the Merger Agreement, Merger Sub will merge with and into the Company, with the Company continuing as the surviving company and becoming a wholly owned subsidiary of Parent. Parent is wholly owned by JD. At the effective time of the merger, each ADS of the Company, other than ADSs representing the Excluded Shares (as defined in the Merger Agreement), together with the shares represented by such ADSs, will be cancelled and cease to exist in exchange for the right to receive certain cash consideration per ADS without interest, and each share, other than the Excluded Shares, the Dissenting Shares (as defined in the Merger Agreement) and shares represented by ADSs, will be cancelled and cease to exist in exchange for the right to receive certain cash per share without interest. The Merger is currently in progress and is subject to customary closing conditions.